Basis of presentation and accounting policies (Details 4) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,221,736	$ 3,120,151	$ 2,876,905
Current assets	579,478	507,125	394,722
Total assets	3,801,214	3,627,276	3,271,627
Non-current liabilities	2,272,050	2,161,176	1,955,490
Current liabilities	732,022	662,776	482,036
Total liabilities	3,004,072	2,823,952	2,437,526
Equity	797,142	803,324	834,101	$ 1,466,565
Revenue (Notes 5)	1,575,153	1,366,336	1,187,090
Gross profit	545,170	507,262	427,935
Operating income	369,149	331,813	273,622
Financial Results	(239,492)	(235,430)	(153,032)
Share of income in associates	(15,841)	(1,306)	(69,317)
Income tax expense	46,925	56,359	44,969
Net income	66,891	29,240	115,291
Other comprehensive loss for the year	(25,135)	(44,637)	(210,539)
Total comprehensive income (loss) for the year	41,756	(15,397)	(95,248)
Increase/(decrease) in cash
(Used in) /provided by operating activities	(49,422)	172,772	43,593
Used in investing activities	(45,162)	35,844	(86,379)
Provided by /(used in) financing activities	128,955	(159,379)	22,813
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Non-current assets	707,952	544,697	487,122
Current assets	199,222	146,034	94,881
Total assets	907,174	690,731	582,003
Non-current liabilities	411,561	159,411	212,192
Current liabilities	150,225	220,822	145,767
Total liabilities	561,786	380,233	357,959
Equity	345,388	310,498	224,044
Revenue (Notes 5)	994,782	837,380	780,870
Gross profit	360,822	339,344	283,732
Operating income	282,422	270,672	211,424
Financial Results	(52,788)	(53,036)	(135,847)
Share of income in associates	0	0	0
Income tax expense	(67,620)	(81,501)	(26,152)
Net income	162,014	136,135	49,425
Other comprehensive loss for the year	(50,945)	(49,680)	(113,471)
Total comprehensive income (loss) for the year	$ 111,069	$ 86,455	$ (64,046)
Dividends paid	$ (76,178)	$ 0	$ 0
Increase/(decrease) in cash
(Used in) /provided by operating activities	$ (53,509)	$ 114,704	$ 47,192
Used in investing activities	(185)	(1,028)	(652)
Provided by /(used in) financing activities	$ 129,370	$ (79,748)	$ (63,915)